Condensed Financial Information of New Borun (Tables) - New Borun	12 Months Ended
Dec. 31, 2016
CONDENSED BALANCE SHEETS

CONDENSED BALANCE SHEETS

	As of December 31,
	2015	2016	2016
	(RMB)	(RMB)	($)
ASSETS
Current assets
Cash	136	146	21
Amounts due from subsidiaries	244,532,160	244,532,160	35,250,419

Total current assets	244,532,296	244,532,306	35,250,440
Investments in subsidiaries	1,560,620,633	1,624,272,493	234,146,244

Total assets	1,805,152,929	1,868,804,799	269,396,684

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other payables	4,968	5,306	765

Total current liabilities and total liabilities	4,968	5,306	765

Total shareholders’ equity	1,805,147,961	1,868,799,493	269,395,919

Total liabilities and shareholders’ equity	1,805,152,929	1,868,804,799	269,396,684

CONDENSED STATEMENTS OF INCOME

CONDENSED STATEMENTS OF INCOME

	Year Ended December 31,
	2014	2015	2016	2016
	(RMB)	(RMB)	(RMB)	($)
Operating expenses:
General and administrative	—	—	—	—

Loss from operations	—	—	—	—
Other income:
Interest income	—	—	—	—
Equity in earnings of subsidiaries	79,210,649	128,854,649	63,710,958	9,184,224

Income before income tax expense	79,210,649	128,854,649	63,710,958	9,184,224
Income tax expense	—	—	—	—

Net income	79,210,649	128,854,649	63,710,958	9,184,224

CONDENSED STATEMENTS OF CASH FLOWS

CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2014	2015	2016	2016
	(RMB)	(RMB)	(RMB)	($)
Net cash provided by operating activities	—	8	—	—
Net cash provided by investing activities	—	—	—	—
Net cash provided by financing activities	—	—	—	—
Effect of exchange rate changes on cash and cash equivalents	—	—	10	1

Net increase/(decrease) in cash	—	8	10	1
Cash—beginning of year	128	128	136	20

Cash—end of year	128	136	146	21